Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

Supplement dated December 1, 2008, to the Statement of Additional Information dated May 1, 2008, as previously supplemented on August 1, 2008, October 1, 2008 and November 1, 2008.

This supplement contains important information about the Fund referenced above.

Effective December 15, 2008, the Statement of Additional Information for the VT Small Cap Growth Fund is amended as follows:

VT Small Cap Growth Fund

The following information shall appear as a new section entitled “Investors Eligible to Purchase the VT Small Cap Growth Fund” on page 42 of the Statement of Additional Information.

The VT Small Cap Growth Fund is closed to new investors and will not be allowed in new participation agreements. However, insurance companies with existing participation agreements with Wells Fargo Funds Management may be allowed to continue to add new investors under their existing participation agreements.

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